Stock Compensation Plans and Other Compensation Arrangements (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation by Share-based Payment Award
Stock-based compensation expense	$ 99	$ 134	$ 144
Tax benefits from stock-based compensation expense	103	81	41
Stock options
Share-based Compensation by Share-based Payment Award
Stock-based compensation expense	0	0	4
Stock awards
Share-based Compensation by Share-based Payment Award
Stock-based compensation expense	99	134	140
Stock options, exercised
Share-based Compensation by Share-based Payment Award
Tax benefits from stock-based compensation expense	6	29	25
Stock awards, issued
Share-based Compensation by Share-based Payment Award
Tax benefits from stock-based compensation expense	$ 97	$ 52	$ 16